SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION	12 Months Ended
Dec. 31, 2025
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION
SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION

Column A	Column B	Column C	Column D	Column E	Column F	Column G	Column H	Column I	Column J
	Deferred Acquisition Costs	Reserve for Losses and Loss Adjustment Expenses	Unearned Premium Reserves	Premiums Earned	Net Investment Income	Incurred Loss and Loss Adjustment Expenses	Amortization of Deferred Acquisition Costs	Other Operating Expenses	Net Written Premium
Segment
(Dollars in millions)
As of and Year Ended December 31, 2025
Reinsurance Treaty	$1,131	$20,053	$4,192	$10,496	$1,207	$6,679	$2,672	$243	$10,625
Global Wholesale & Specialty	270	5,935	1,746	2,927	377	1,967	596	330	2,894
Legacy	145	8,324	1,337	2,137	540	2,213	193	457	1,994
Total	$1,546	$34,312	$7,275	$15,560	$2,124	$10,859	$3,461	$1,029	$15,513

As of and Year Ended December 31, 2024
Reinsurance Treaty	$1,051	$17,368	$4,001	$10,103	$1,099	$6,220	$2,564	$243	$10,578
Global Wholesale & Specialty	263	5,019	1,722	2,889	340	2,053	551	250	3,054
Legacy	148	7,502	1,600	2,194	515	3,032	185	445	2,182
Total	$1,461	$29,889	$7,324	$15,187	$1,954	$11,305	$3,300	$938	$15,814

As of and Year Ended December 31, 2023
Reinsurance Treaty	$862	$15,314	$3,467	$8,663	$862	$4,953	$2,293	$213	$9,507
Global Wholesale & Specialty	229	4,004	1,591	2,686	239	1,789	482	235	3,015
Legacy	155	5,285	1,564	2,094	333	1,685	176	398	2,209
Total	$1,247	$24,604	$6,622	$13,443	$1,434	$8,427	$2,952	$846	$14,730
(Some amounts may not reconcile due to rounding.)